Distribution of the Bank's profit and Earnings per share	12 Months Ended
Dec. 31, 2017
Distribution of the Bank's profit and Earnings per share
Distribution of the Bank's profit and Earnings per share

5.  Distribution of the Bank’s profit and Earnings per share

5.1 Distribution of the Bank’s profit

The distributions of the Bank’s net profit for the years ended December 31, 2016 and 2017 approved by the Board of Directors during the annual general meetings are as follows:

	2015	2016	2017

Profit of the year	14,064	16,536	18,678
Dividends declared	6,760	17,468	8,910
Dividend per share (pesos)	0.08	0.22	0.11
Date of payment	05/28/2015 and	05/26/2016 and	05/30/2017 and
	12/21/2015	12/30/2016	12/27/2017

5.2 Earnings per share

Acording to IAS 33 Earnings per share, the Bank should present and adjust retrospectively, the basic and diluted earnings per share, if the number of ordinary or potential ordinary shares outstanding increases as a result of a capitalisation, bonus issue or share split, or decreases as a result of a reverse share split.

i.   Basic earnings per share

Basic earnings per share are calculated by dividing the profit attributable to the Parent by the weighted average number of shares outstanding during the year, excluding the average number of treasury shares, if any, held in the year (see Note 29.d.).

Accordingly, basic earnings per share after the Merger were determined as follows:

	2015	2016	2017

Profit attributable to the Parent	14,051	16,536	18,678
Weighted average number of shares outstanding	6,777,381,551	6,777,381,551	6,777,381,551
Basic earnings per share after the Merger (pesos)	2.07	2.44	2.76

ii.   Diluted earnings per share

In calculating diluted earnings per share, the amount of profit attributable to the Parent and the weighted average number of shares issued, net of treasury shares, are adjusted to consider all the dilutive effects inherent to potential shares (see Note 29.d.).

Accordingly, diluted earnings per share after the Merger were determined as follows:

	2015	2016	2017

Profit attributable to the Parent	14,051	16,536	18,678
Weighted average number of shares outstanding	6,777,381,551	6,777,381,551	6,777,381,551
Dilutive effect of rights on shares	9,612,806	9,612,806	9,612,806
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share after the Merger (pesos)	2.07	2.44	2.75